Members' Deficit - Warrants and Options (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2023	Jun. 13, 2023	Jul. 17, 2019
Members' Deficit
Exercise price of warrant	$ 0.01	$ 0.01
Number of units outstanding	305,632,700	0	215,476,828	181,148,044
Seaport Note
Members' Deficit
Price of option to purchase a percentage of membership interests	$ 10
Denominator to calculate percentage of membership interests					$ 20,010,000	$ 22,500,000
Interest rate					12.00%
Seaport Note | Maximum
Members' Deficit
Loan amount					$ 13,000,000
Series B units
Members' Deficit
Exercise price of warrant	$ 0.01
Number of units outstanding	11,491,154			11,491,154
Series C units
Members' Deficit
Number of units outstanding	11,491,154			11,491,154